Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal payments	$ 3,852,565
Less: Deferred financing costs	(52,041)
Total debt	3,800,524
Less: Current portion	(159,825)	$ (640,557)
Long-term portion	0	3,247,216
Current portion of long-term debt, net of deferred financing costs
Debt Instrument [Line Items]
Less: Deferred financing costs	(1,043)	(61,466)
Total debt	159,825	3,887,773
Less: Current portion	(159,825)	(640,557)
Long-term portion	0	3,247,216
Current portion of long-term debt, net of deferred financing costs | $1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	0	1,270,750
Current portion of long-term debt, net of deferred financing costs | $1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Total principal payments	0	1,838,250
Current portion of long-term debt, net of deferred financing costs | $800 million Senior Secured Notes
Debt Instrument [Line Items]
Total principal payments	0	459,723
Current portion of long-term debt, net of deferred financing costs | $462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Total principal payments	160,868	249,542
Current portion of long-term debt, net of deferred financing costs | $500 million Senior Unsecured Notes
Debt Instrument [Line Items]
Total principal payments	$ 0	$ 130,974